Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) - Expected Future Benefit Payments (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) - Expected Future Benefit Payments [Line Items]
2015	$ 12.2
2016	8.0
2017	7.4
2018	7.4
2019	7.8
Subsequent five years	44.4
Total	87.2
Domestic Pension Plan of Foreign Entity [Member]
Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) - Expected Future Benefit Payments [Line Items]
2015	8.5
2016	7.3
2017	6.7
2018	6.6
2019	7.0
Subsequent five years	40.2
Total	76.3
Foreign Pension Plan [Member]
Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) - Expected Future Benefit Payments [Line Items]
2015	3.3
2016	0.3
2017	0.3
2018	0.4
2019	0.4
Subsequent five years	2.0
Total	6.7
Other Postretirement Benefit Plan [Member]
Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) - Expected Future Benefit Payments [Line Items]
2015	0.4
2016	0.4
2017	0.4
2018	0.4
2019	0.4
Subsequent five years	2.2
Total	$ 4.2